Related party transactions	12 Months Ended
Oct. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

For the years ended October 31,	2022	2021	2020
Salaries	$3.5	$1.5	$0.2
Share-based compensation	13.5	1.9	0.1
Fees and benefits	2.9	1.5	0.4
Post employment benefits	0.1	—	—
Total remuneration of key management personnel	$20.0	$4.9	$0.7

During the twelve months ended October 31, 2022, the Company paid directors for providing director and consulting services. Total amounts paid to directors in respect of these activities in the period was $0.4 million (2021: $0.3 million, 2020: $0.2 million).
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

As at October 31,	2022	2021	2020
Accounts payable and accrued liabilities	$2.3	$0.8	$0.3
Restricted share units liability	—	—	0.2
Outstanding balances	$2.3	$0.8	$0.5
The following table summarizes the other expenses¹ incurred with related parties:

For the years ended October 31,	2022	2021	2020
Related party lease and expense - Ashlin BPG Marketing	$0.1	$0.1	$—
Related party expense - Fade In Production Pty. Ltd	0.2	0.1	—
Related party expense - Consulero Inc.	0.1	0.1	—
Consulting agreement - Atria Ltd	—	—	0.5
Director Consulting Agreement - Anthony Tse	—	0.1	—
Total expenses incurred with related parties	$0.4	$0.4	$0.5
¹Related party expenses are recorded at exchange amount

Related Party Lease
From January 1, 2019 to December 31, 2021, the Company leased certain office space from Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer. Under the terms of the lease, the Company was required to pay Cdn. $4,500 per month plus applicable taxes, subject to 60 days’ notice of termination. Li-Cycle terminated the lease, effective December 31, 2021.
Related-Party Expenses
The Company has engaged Fade In Production Pty. Ltd., which is controlled by certain members of the immediate family of the Executive Chair of Li-Cycle, to provide it with corporate video production services since 2017.

From April 1, 2020 to June 30, 2022, the Company engaged Ashlin BPG Marketing, a related party as described above, to provide it with Li-Cycle branded promotional products for both customers and employees. The Company terminated its relationship with the vendor, effective June 30, 2022.

From September 1, 2020 to July 31, 2022, the Company engaged Consulero Inc., which is controlled by certain members of the immediate family of the Company's President and Chief Executive Officer, to provide it with technology services in relation to the Company's inventory management system. The Company terminated its relationship with the vendor, effective July 31, 2022.
Consulting Agreement
On May 1, 2020, Li-Cycle entered into a consulting agreement with Atria Limited (“Atria”), an entity which beneficially owned more than 5% of the outstanding Li-Cycle Corp. common shares at that time, to agree upon and finalize the consideration for certain business development and marketing consulting services that had been previously performed for and on behalf of Li-Cycle from 2018 through April 2020. The fees for the services were agreed at 12,000 common shares of Li-Cycle Corp., payable in installments of 1,000 shares per month. On January 25, 2021, Li-Cycle issued all of the 12,000 shares to Atria as full and final satisfaction of all obligations of Li-Cycle to Atria under the consulting agreement. Atria also directed the issuance of shares as follows: 8,000 Shares to Atria; 2,000 Shares to Pella Ventures (an affiliated company of Atria); and 2,000 Shares to a director of Li-Cycle Corp. at the time, who is not related to Atria.
Director Consulting Agreement
Under the terms of an agreement dated July 19, 2019 between Li-Cycle and Anthony Tse, Mr. Tse provided consulting services to Li-Cycle in relation to the proposed expansion of its operations in Asia and was entitled to a fee of $4,700 per month for his services. The consulting agreement was terminated on January 19, 2022.